Earnings (Loss) per Share - Summary of Computation of Basic and Diluted Earnings (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Computation of Basic and Diluted Earnings (Loss) Per Share
Consolidated net income (loss) attributable to Nam Tai Property Inc. shareholders	$ 29,146	$ (50,448)	$ (52,864)	$ (53,433)	$ 15,693	$ (13,191)
Weighted average number of shares, basic	58,851,561	52,116,203	39,454,157	39,232,991	39,012,137	38,330,742
Weighted average number of shares, diluted	59,653,757	52,116,203	39,454,157	39,232,991	39,045,164	38,330,742
Basic loss per share	$ 0.5	$ (0.97)	$ (1.34)	$ (1.36)	$ 0.4	$ (0.34)
Diluted loss per share	$ 0.49	$ (0.97)	$ (1.34)	$ (1.36)	$ 0.4	$ (0.34)
Stock Options [Member]
Computation of Basic and Diluted Earnings (Loss) Per Share
Effect of dilutive securities	0	0	0	0	33,027	0
Equity Awards [Member]
Computation of Basic and Diluted Earnings (Loss) Per Share
Effect of dilutive securities	802,196	0	0